ORGANIZATION AND NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 — ORGANIZATION AND NATURE OF OPERATIONS

In 1987, CirTran Corporation was incorporated in Nevada under the name Vermillion Ventures, Inc., for the purpose of acquiring other operating corporate entities. We were largely inactive until July 1, 2000, when our wholly owned subsidiary, CirTran Corporation (Utah), acquired substantially all the assets and certain liabilities of Circuit Technology, Inc., founded by our president, Iehab Hawatmeh.

We, together with our majority-owned subsidiaries, manufacture, distribute, and sell condoms, electronic tobacco products, cigars, energy drinks, water beverages, and related merchandise, all using the HUSTLER® brand name. Since entering our 2019 five-year manufacturing and distribution agreement with an unrelated party, our efforts have been devoted to phase one of our development of all HUSTLER®-branded products, which led us to generating revenue during 2020 for the first time in several years. Business continued to thrive in the States and some international countries, expanding across borders and reaching new markets. Despite challenges, The Company adapted and flourished, driven by great brand and product categories. This growth was not only boosted by the domestic economy but also established a global presence, solidifying the foundation for future success.

NOTE 1 — ORGANIZATION AND NATURE OF OPERATIONS

In 1987, CirTran Corporation was incorporated in Nevada under the name Vermillion Ventures, Inc., for the purpose of acquiring other operating corporate entities. We were largely inactive until July 1, 2000, when our wholly owned subsidiary, CirTran Corporation (Utah), acquired substantially all the assets and certain liabilities of Circuit Technology, Inc., founded by our president, Iehab Hawatmeh.

We, together with our majority-owned subsidiaries, manufacture, distribute, and sell condoms, electronic tobacco products, cigars, energy drinks, water beverages, and related merchandise, all using the HUSTLER® brand name. Since entering our 2019 five-year manufacturing and distribution agreement with an unrelated party, our efforts have been devoted to phase one of our development of all HUSTLER®-branded products, which led us to generating revenue during 2020 for the first time in several years. Business continued to thrive in the States and some international countries, expanding across borders and reaching new markets. Despite challenges, The Company adapted and flourished, driven by great brand and product categories. This growth was not only boosted by the domestic economy but also established a global presence, solidifying the foundation for future success.